Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials and consumables	$ 1,422	$ 1,755	$ 1,262
Inventories in process	1,864	5,216	1,331
Finished goods and goods for resale	1,413	2,012	1,431
Inventories	4,699	8,983	4,024
Cost Of Inventories Recognised As Expense	9,618	9,640	3,110
Inventory write-offs	$ 479	$ 552	$ 149